HSBC Global Asset Management (USA) Inc.

HSBC Investor Funds

Prospectus and Privacy Policy

February 28, 2008, as Revised June 26, 2008

MONEY MARKET FUNDS

HSBC Investor California Tax-Free Money Market Fund

HSBC Investor Prime Money Market Fund

HSBC Investor New York Tax-Free Money Market Fund

HSBC Investor Tax-Free Money Market Fund

HSBC Investor U.S. Government Money Market Fund

HSBC Investor U.S. Treasury Money Market Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PRIVACY POLICY FOR
HSBC INVESTOR FUNDS

This privacy policy notice summarizes the collection and disclosure of nonpublic personal information (“Information”) of customers (“you”) of the HSBC Investor Family of Funds (“we” or “us”). If you are an individual shareholder of record of any series of the Funds, we consider you to be a customer of the HSBC Investor Family of Funds. Shareholders purchasing or owning shares of any of the HSBC Investor Family of Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies.

We collect the following categories of Information about you

We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

We disclose the following categories of Information about you

We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

We disclose Information about you to the following types of third parties

We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, National Association, HSBC Global Asset Management (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

This is not part of the prospectus

HSBC Global Asset Management (USA) Inc.

HSBC Investor Funds

Prospectus

February 28, 2008, as Revised June 26, 2008

MONEY MARKET FUNDS

HSBC Investor California Tax-Free Money Market Fund

HSBC Investor Prime Money Market Fund

HSBC Investor New York Tax-Free Money Market Fund

HSBC Investor Tax-Free Money Market Fund

HSBC Investor U.S. Government Money Market Fund

HSBC Investor U.S. Treasury Money Market Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor Funds	Table of Contents

Risk/Return Summary and Fund Expenses

Carefully review this important section, which summarizes each Fund’s investments, risks, past performance and fees.	3	Overview
	4	HSBC Investor California Tax-Free Money Market Fund
	10	HSBC Investor Prime Money Market Fund
	14	HSBC Investor New York Tax-Free Money Market Fund
	20	HSBC Investor Tax-Free Money Market Fund
	25	HSBC Investor U.S. Government Money Market Fund
	30	HSBC Investor U.S. Treasury Money Market Fund

Investment Objectives, Strategies and Risks

Review this section for information on investment strategies and risks.	35	HSBC Investor California Tax-Free Money Market Fund
	36	HSBC Investor Prime Money Market Fund
	37	HSBC Investor New York Tax-Free Money Market Fund
	38	HSBC Investor Tax-Free Money Market Fund
	39	HSBC Investor U.S. Government Money Market Fund
	40	HSBC Investor U.S. Treasury Money Market Fund
	41	General Risk Factors: All Money Market Funds
	42	Specific Risk Factors
	43	Portfolio Holdings

Fund Management

Review this section for details on the people and organizations who provide services to the Funds.	44	The Investment Adviser
	44	The Distributor, Administrator and Sub-Administrator

Shareholder Information

Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges and payments of dividends and distributions.	45	Pricing of Fund Shares
	46	Purchasing and Adding to Your Shares
	51	Selling Your Shares
	54	Distribution Arrangements/Sales Charges
	56	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
	57	Exchanging Your Shares
	58	Delivery of Shareholder Documents
	59	Dividends, Distributions and Taxes

Financial Highlights

Review this section for details on selected financial statements of the Funds,	61	HSBC Investor California Tax-Free Money Market Fund
	62	HSBC Investor Prime Money Market Fund
	63	HSBC Investor New York Tax-Free Money Market Fund
	64	HSBC Investor Tax-Free Money Market Fund
	65	HSBC Investor U.S. Government Money Market Fund
	66	HSBC Investor U.S. Treasury Money Market Fund

Taxable Equivalent Yield Tables

	67	Taxable Equivalent Yield Tables

HSBC Investor Funds
Risk/Return Summary and Fund Expenses

Overview

The Funds

HSBC Investor Funds is a mutual fund family that offers a variety of separate investment portfolios, each with individual investment objectives and strategies. This prospectus provides you important information about the Money Market Funds (“Funds’’). HSBC Global Asset Management (USA) Inc. (the “Adviser’’), is the investment adviser for the Funds.

Each Fund offers five different classes of shares through this prospectus: Class A Shares, Class B Shares, Class C Shares, Class D Shares and Class Y Shares. The HSBC Investor Prime Money Market Fund (formerly known as HSBC Investor Money Market Fund), HSBC Investor Tax-Free Money Market Fund, HSBC Investor U.S. Government Money Market Fund and HSBC Investor U.S. Treasury Money Market Fund also offer Class I Shares. Each class of shares has different characteristics and is subject to different fees and expenses. The following pages of this prospectus will highlight these differences. The Funds’ Statement of Additional Information (“SAI’’) contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for future reference.

The investment objective and strategies of each Fund (except the primary investment policy and certain other policies of the HSBC Investor California Tax-Free Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund and HSBC Investor Tax-Free Money Market Fund) are non-fundamental and may be changed without shareholder approval. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

An investment in a Fund is not a deposit of HSBC Bank USA, N.A., and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Who may want to invest?	Consider investing in a Fund if you are:

	•	Seeking preservation of capital

	•	Investing for short-term needs

	•	Have a low risk tolerance

	•	Willing to accept lower potential returns in exchange for a high degree of safety

	•	Seeking tax-free income (California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Tax-Free Money Market Fund only)

A Fund will not be appropriate for anyone:

	•	Seeking high total returns

	•	Pursuing a long-term goal or investment for retirement

	•	Investing through a tax advantaged retirement plan (California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Tax-Free Money Market Fund only)

	•	Who does not live in California (California Tax-Free Money Market Fund only)

	•	Who does not live in New York (New York Tax-Free Money Market Fund only)

HSBC Investor California Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

HSBC Investor California Tax-Free Money Market Fund

Investment Objective

The investment objective of the HSBC Investor California Tax-Free Money Market Fund (the “Fund’’) is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal income taxes and California personal income taxes.

The Fund invests primarily in high-quality commercial paper, including variable amount master demand notes and asset-backed commercial paper, municipal bonds, and municipal notes, including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes, with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund may invest up to 20% of its assets in participation interests issued by banks in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent or higher by a nationally recognized statistical ratings organization, or of comparable quality).

Principal Investment Risks

Market Risk: The Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of the security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

Variable Rate Securities Risk: Variable (and floating) rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

HSBC Investor California Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

State-Specific Risk: A fund investing primarily within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state as well as risks associated with any natural disaster and/or acts of terrorism that might impact the state of California. Historically, California and other issuers of California municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of California’s economy depends on business, financial services, entertainment and high-tech industries, any change in market conditions that adversely affects these industries could affect the ability of California and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

Tax Risk: The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal and California personal income tax. In addition, dividends attributable to interest on certain municipal obligations may be included in a shareholder’s alternative minimum taxable income.

HSBC Investor California Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Invesor California Tax-Free Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class Y Shares and Class C Shares will differ from the returns for Class D Shares shown in the bar chart because of differences in expenses of each class.

Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class D Shares

Of course, past performance does not indicate
how the Fund will perform in the future.

Best Quarter:    3Q 2007 +0.81%
Worst Quarter: 3Q 2003 +0.09%

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper California Tax-Exempt Money Market Funds Average. The Lipper Average is an average of funds that invest in California municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual
Total Returns (for
the periods ended
December 31, 2007)

	Inception Date	1 Year	5 Years	Since Inception

Class D	June 17, 2002	3.08%	1.79%	1.71%
Class Y	July 18, 2002	3.34%	2.04%	1.98%
Class A	March 2, 2007	N/A	N/A	0.19	%*
Class B (with applicable CDSC)**	N/A	N/A	N/A	N/A
Class C (with applicable CDSC)	May 7, 2007	N/A	N/A	0.44%
Lipper California Tax-Exempt Money Market Funds Average	—	3.05%	1.78%	1.69	%***

As of December 31, 2007, the 7-day yields of the Fund’s Class D, Class Y, Class A and Class C shares were 2.84%, 3.09%, and 2.09%, respectively. As of December 31, 2007, the 7-day taxable-equivalent yields of the Fund’s Class D, Class Y, Class A and Class C shares were 4.82%, 5.24%, 4.56% and 3.55%, respectively. For current yield information on the Fund, call 1-800-782-8183.

*	Class A shares were operational during a portion of the period since inception. The since inception return performance is for the period of time the class had operations.

**	Average annual return and 7-day yield information is not provided because there were no Class B shareholders during the last fiscal year or as of December 31, 2007.

***	Since June 30, 2002.

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor California Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Fees (fees paid directly from your investment)	A Shares	B Shares	C Shares	D Shares	Y Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None	None	None	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None	4.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	A Shares		B Shares	C Shares	D Shares		Y Shares

Advisory Services	0.10%		0.10%	0.10%	0.10%		0.10%
Operational Support	0.10%		0.10%	0.10%	0.10%		0.10%
Total Management Fees	0.20%		0.20%	0.20%	0.20%		0.20%

Distribution (12b-1) fee	0.00	%(1)	0.75%	0.75%	0.00	%(1)	None

Shareholder servicing fee	0.40	%(2)	0.25%	0.25%	0.25%		None
Other operating expenses	0.20%		0.20%	0.20%	0.20%		0.20%
Total other expenses	0.60%		0.45%	0.45%	0.45%		0.20%

Total Fund operating expenses	0.80%		1.40%	1.40%	0.65%		0.40%

(1)

There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.

(2)	The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

The Fund offers five different types of shares. See “Purchasing and Adding to Your Shares.’’

The SAI contains a more detailed discussion of the different classes of shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example*

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$82	$255	$444	$990

Class B Shares
Assuming Redemption	$543	$643	$766	$1,366
Assuming no Redemption	$143	$443	$766	$1,366

Class C Shares
Assuming Redemption	$243	$443	$766	$1,680
Assuming no Redemption	$143	$443	$766	$1,680

Class D Shares	$66	$208	$362	$810

Class Y Shares	$41	$128	$224	$505

*	For Class B and Class C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC Investor Prime Money Market Fund Risk/Return Summary and Fund Expenses

HSBC Investor Prime Money Market Fund

Investment Objective

The investment objective of the HSBC Investor Prime Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing the assets of the Fund in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, and U.S. government securities.

The Fund may invest without limit in the domestic banking industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in commercial paper and other obligations of foreign financial institutions.

Principal Investment Risks

Market Risk: The Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of the security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

HSBC Investor Prime Money Market Fund Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor Prime Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, Class I and Class Y Shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class A Shares

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:	4Q 2000 +1.50%
Worst quarter:	4Q 2003 +0.11%

The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper Money Market Funds Average. The Lipper Average is the average of the 30 largest funds in the Lipper Money Market Funds Category. These funds invest in high quality financial instruments rated in top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. You cannot invest directly in a Lipper Average.

This information (as well as the performance bar chart) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual
Total Returns
(for the periods ended
December 31, 2007)

	Inception Date	1 Year	5 Years	Since Inception

Class A	Nov. 13, 1998	4.69%	2.58%	3.17%
Class B (with applicable CDSC)	Apr. 4, 2001	0.07%	2.06%	1.95%
Class C (with applicable CDSC)	Mar. 23, 2001	3.07%	2.07%	1.90%
Class D	Apr. 1, 1999	4.85%	2.74%	3.25%
Class I	Jan. 9, 2002	5.25%	3.12%	2.91%
Class Y	Nov. 12, 1998	5.11%	2.99%	3.57%
Lipper Money Market Funds Average	—	4.98%	2.86%	3.01%*

As of December 31, 2007, the 7-day yields of the Fund’s Class A, B, C, D, I, and Y Shares were 4.17%, 3.57%, 3.57%, 4.32%, 4.69% and 4.57% respectively. For current yield information on the Fund, call 1-800-782-8183.

* Since October 31, 1998.

HSBC Investor Prime Money Market Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor Prime Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Fees (fees paid directly from your investment)	A Shares	B Shares	C Shares	D Shares	I Shares	Y Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None	None	None	None	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None	4.00%	1.00%	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	A Shares		B Shares	C Shares	D Shares		I Shares		Y Shares

Advisory Services	0.10%		0.10%	0.10%	0.10%		0.10%		0.10%
Operational Support	0.10%		0.10%	0.10%	0.10%		None		0.10%
Total Management fees	0.20%		0.20%	0.20%	0.20%		0.10%		0.20%

Distribution (12b-1) fees	0.00%	(1)	0.75%	0.75%	0.00%	(1)	None		None

Shareholder servicing fee	0.40%	(2)	0.25%	0.25%	0.25%		None		None
Other operating expenses	0.10%		0.10%	0.10%	0.10%		0.10%		0.10%
Total other expenses:	0.50%		0.35%	0.35%	0.35%		0.10%		0.10%

Total Fund operating expense	0.70%		1.30%	1.30%	0.55%		0.20%		0.30%

Fee waiver and/or expense reimbursement	0.00%		0.00%	0.00%	0.00%		0.00%	(3)	0.00%

Net Fund operating expenses	0.70%		1.30%	1.30%	0.55%		0.20%		0.30%

(1)

There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.

(2)	The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

(3)

The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Class I Shares of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.20%. The expense limitation is contractual and shall be in effect until March 1, 2009.

The Fund offers six different types of shares. See “Purchasing and Adding to Your Shares.”

The SAI contains a more detailed discussion of the different classes of shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

Expense Example*

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$72	$224	$390	$871

Class B Shares
Assuming
Redemption	$532	$612	$713	$1,251
Assuming no
Redemption	$132	$412	$713	$1,251

Class C Shares
Assuming
Redemption	$232	$412	$713	$1,568
Assuming no
Redemption	$132	$412	$713	$1,568

Class D Shares	$56	$176	$307	$689

Class I Shares	$20	$64	$113	$255

Class Y Shares	$31	$97	$169	$381

*	For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

HSBC Investor New York Tax-Free Money Market Fund

Investment Objective

The investment objective of the HSBC Investor New York Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from federal, New York State, and New York City personal income tax.

The Fund invests primarily in high-quality commercial paper, municipal bonds, and municipal notes, including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes, with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund may invest more than 25% of its assets in participation interests issued by banks in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent, or higher by a nationally recognized statistical ratings organization, or of comparable quality).

Principal Investment Risks

Market Risk: The Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of the security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

Concentration Risk: Because the Fund will concentrate its investments in New York obligations and may invest a significant portion of its assets in the securities of a single issuer or sector, the Fund’s assets could lose significant value due to the poor performance of a single issuer or sector.

State-Specific Risk: A fund investing primarily within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state as well as risks associated with any natural disaster or acts of terrorism that might impact the state of New York. Historically, New York State and other issuers of New York municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of New York State’s economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

New York and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

Tax Risk: The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal, New York State and New York City personal income tax. In addition, dividends attributable to interest on certain municipal obligations may be included in a shareholder’s alternative minimum taxable income.

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

Performance Bar Chart and Table

The bar chart on this page shows the HSBC Investor New York Tax-Free Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, and Class Y Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Year-by-Year
Total Returns
as of 12/31
for Class A Shares

Of course, past performance does not indicate
how the Fund will perform in the future.

Best Quarter:    4Q 2000 +0.89%
Worst Quarter: 3Q 2003 +0.06%

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper New York Tax-Exempt Money Market Funds Average. The Lipper Average is an average of funds that invest in New York municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

This information (as well as the performance bar chart) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performace and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual
Total Returns (for
the periods ended
December 31, 2007)

	Inception Date	1 Year	5 Years	10 Years	Since Inception

Class A	Nov. 17, 1994	2.98%	1.66%	1.97%	2.25%
Class B (with applicable CDSC)	Apr. 29, 1998	-1.63%	1.22%	N/A	0.94%
Class C (with applicable CDSC)*	Mar. 19, 2001	N/A	N/A	N/A	0.77%*
Class D	Apr. 1, 1999	3.14%	1.81%	N/A	2.02%
Class Y	July 1, 1996	3.40%	2.06%	2.35%	2.47%
Lipper NY Tax Exempt Money
Market Funds Average	—	3.09%	1.77%	2.11%	2.33%**

As of December 31, 2007, the 7-day yields of the Fund’s Class A, B, D, and Y shares were 2.73%, 2.15%, 2.88% and 3.13%, respectively. As of December 31, 2007, the 7-day taxable-equivalent yields of the Fund’s Class A, B, D, and Y shares were 4.55%, 3.58%, 4.80% and 5.22%, respectively. For current yield information on the Fund, call 1-800-782-8183.

*

Class C shares was operational only during a portion of the period since inception, and had no operations during 2007. The since inception return performance is for the period of time the Class had operations. The 7-day yield is not provided because there were no Class C shareholders as of December 31, 2007.

**	Since November 30, 1994.

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor New York Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Fees (fees paid directly from your investment)	A Shares	B Shares	C Shares	D Shares	Y Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None	None	None	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None	4.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	A Shares		B Shares	C Shares	D Shares		Y Shares

Advisory Services	0.10%		0.10%	0.10%	0.10%		0.10%
Operational Support	0.05%		0.05%	0.05%	0.05%		0.05%
Total Management Fees	0.15%		0.15%	0.15%	0.15%		0.15%

Distribution (12b-1) fee	0.00	%(1)	0.75%	0.75%	0.00	%(1)	None

Shareholder servicing fee	0.40	%(2)	0.25%	0.25%	0.25%		None
Other operating expenses	0.12%		0.12%	0.12%	0.12%		0.12%
Total other expenses:	0.52%		0.37%	0.37%	0.37%		0.12%

Total Fund operating expenses	0.67%		1.27%	1.27%	0.52%		0.27%

(1)

There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.

(2)	The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

The Fund offers five different types of shares. See “Purchasing and Adding to Your Shares.’’

The SAI contains a more detailed discussion of the different classes of shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example*

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$68	$214	$373	$835

Class B Shares
Assuming Redemption	$529	$603	$697	$1,216
Assuming no Redemption	$129	$403	$697	$1,216

Class C Shares
Assuming Redemption	$229	$403	$697	$1,534
Assuming no Redemption	$129	$403	$697	$1,534

Class D Shares	$53	$167	$291	$653

Class Y Shares	$28	$87	$152	$343

*	For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC Investor Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

HSBC Investor Tax-Free Money Market Fund

Investment Objective

The investment objective of the HSBC Investor Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. Under normal market conditions, the Fund will generally invest in short-term municipal obligations. The Fund’s investments may include variable securities, which have variable interest rates or other features that give them the financial characteristics of short-term debt.

The Fund will invest at least 80% of its net assets in investments, the income from which is exempt from regular federal income tax.

Principal Investment Risks

Market Risk: The Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of the security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

Variable Rate Securities Risk: Variable (and floating) rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

Tax Risk: The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal personal income tax. Dividends attributable to interest on certain municipal obligations may be included in a shareholder’s alternative minimum taxable income.

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor Tax-Free Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class A, Class B, Class C, Class D and Class I Shares will differ from the Class Y returns shown in the bar chart because of differences in expenses of each class.

Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class Y Shares

Of course, past performance does not indicate
how the Fund will perform in the future.

Best Quarter:   3Q 2007 +0.86%
Worst Quarter: 1Q 2005 +0.41%

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper Tax-Exempt Money Market Funds Average. The Lipper Average is an average of funds that invest in high quality municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average. This information (as well as the performance bar chart) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual
Total Returns (for
the periods ended
December 31, 2007)

	Inception Date	1 Year	Since Inception

Class D	August 24, 2004	3.04%	2.42%
Class Y	June 8, 2004	3.29%	2.58%
Class I	June 25, 2004	N/A	0.26%*
Class A	N/A	N/A	N/A
Class B (with applicable CDSC)	N/A	N/A	N/A
Class C (with applicable CDSC)	N/A	N/A	N/A
Lipper Tax-Exempt
Money Market Funds Average	—	3.00%	2.22%**

As of December 31, 2007, the 7-day yields of the Fund’s Class D and Y shares were 2.89% and 3.14%, respectively. As of December 31, 2007, the 7-day taxable-equivalent yields of the Fund’s Class D and Y shares were 4.45% and 4.83%, respectively. For current yield information on the Fund, call 1-800-782-8183.

*

Class I was operational only during a portion of the period since inception. The since inception return performance is for the period of time the class had operations. The 7-day yield is not provided because there were no Class I shareholders as of December 31, 2007.

**	Since May 31, 2004.

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Fees (fees paid directly from your investment)	A Shares	B Shares	C Shares	D Shares	I Shares	Y Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None	None	None	None	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None	4.00%	1.00%	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	A Shares		B Shares	C Shares	D Shares		I Shares	Y Shares

Advisory Services	0.10%		0.10%	0.10%	0.10%		0.10%	0.10%
Operational Support	0.10%		0.10%	0.10%	0.10%		None	0.10%
Total Management fees	0.20%		0.20%	0.20%	0.20%		0.10%	0.20%

Distribution (12b-1) fee	0.00	%(1)	0.75%	0.75%	0.00	%(1)	None	None

Shareholder servicing fee	0.40	%(2)	0.25%	0.25%	0.25%		None	None
Other operating expenses	0.34%		0.34%	0.34%	0.34%		0.34%	0.34%
Total other expenses:	0.74%		0.59%	0.59%	0.59%		0.34%	0.34%

Total Fund operating expenses	0.94%		1.54%	1.54%	0.79%		0.44%	0.54%

(1)

There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.

(2)	The Fund has authorized payments up to 60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

The Fund offers six different types of shares. See “Purchasing and Adding to Your Shares.’’

The SAI contains a more detailed discussion of the different classes of shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example*

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$96	$300	$520	$1,155

Class B Shares
Assuming
Redemption	$557	$686	$839	$1,525
Assuming no
Redemption	$157	$486	$839	$1,525

Class C Shares
Assuming
Redemption	$257	$486	$839	$1,834
Assuming no
Redemption	$157	$486	$839	$1,834

Class D Shares	$81	$252	$439	$978

Class I Shares	$45	$141	$246	$555

Class Y Shares	$55	$173	$302	$677

*	For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

HSBC Investor U.S. Government Money Market Fund

Investment Objective

The investment objective of the HSBC Investor U.S. Government Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve this investment objective by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to such obligations.

The Fund invests primarily in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress.

The Fund invests in securities of various U.S. Government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury.

Principal Investment Risks

Market Risk: The Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of the security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor U.S. Government Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, Class I and Class Y Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class A Shares

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:	4Q 2000	+1.47%
Worst quarter:	3Q 2003	+0.08%

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper U.S. Government Money Market Funds Average. The Lipper Average is an average of funds that invest principally in financial instruments issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities, with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average. This information (as well as the performance bar chart) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Total Returns
(for the periods ended
December 31, 2007)

	Inception Date	1 Year	5 Years	10 Years	Since Inception

Class A	May 3, 1990	4.50%	2.48%	3.16%	3.82%
Class B (With Applicable CDSC)	Sept. 11, 1998	0.61%	2.36%	N/A	2.69%
Class C (With Applicable CDSC)	Nov. 20, 2006	2.87%	N/A	N/A	3.91%
Class D	Apr. 1, 1999	4.66%	2.64%	N/A	3.09%
Class I*	Dec. 24, 2003	N/A	N/A	N/A	4.57%*
Class Y	July 1, 1996	4.92%	2.89%	3.55%	3.76%
Lipper U.S. Government Money Market Funds Average	—	4.41%	2.44%	3.23%	3.79%**

As of December 31, 2007, the 7-day yields of the Fund’s Class A, B, C, D, I and Y Shares were 3.71%, 3.11%, 3.11%, 3.86%, 4.22% and 4.11%, respectively. For current yield information on the Fund, call 1-800-782-8183.

*	Class I was operational only during a portion of the period since inception. The since inception return performance is for the period of time the class had operations.

**	Since May 31, 1990.

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor U.S. Government Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Fees (fees paid directly from your investment)	A Shares		B Shares	C Shares	D Shares		I Shares	Y Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None		None	None	None		None	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None		4.00%	1.00%	None		None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None		None	None	None		None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	A Shares		B Shares	C Shares	D Shares		I Shares	Y Shares

Advisory Services	0.10%		0.10%	0.10%	0.10%		0.10%	0.10%
Operational Support	0.10%		0.10%	0.10%	0.10%		None	0.10%
Total Management Fees	0.20%		0.20%	0.20%	0.20%		0.10%	0.20%

Distribution (12b-1) fee	0.00	%(1)	0.75%	0.75%	0.00	%(1)	None	None

Shareholder servicing fee	0.40	%(2)	0.25%	0.25%	0.25%		None	None
Other operating expenses	0.07%		0.07%	0.07%	0.07%		0.07%	0.07%
Total other expenses:	0.47%		0.32%	0.32%	0.32%		0.07%	0.07%

Total Fund operating expenses	0.67%		1.27%	1.27%	0.52%		0.17%	0.27%

(1)

There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.

(2)	The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

The Fund offers six different types of shares. See “Purchasing and Adding to Your Shares.’’

The SAI contains a more detailed discussion of the different classes of shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example*

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$68	$214	$373	$835

Class B Shares
Assuming Redemption	$529	$603	$697	$1,216
Assuming no Redemption	$129	$403	$697	$1,216

Class C Shares
Assuming Redemption	$229	$403	$697	$1,534
Assuming no Redemption	$129	$403	$697	$1,534

Class D Shares	$53	$167	$291	$653

Class I Shares	$17	$55	$96	$217

Class Y Shares	$28	$87	$152	$343

*	For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

HSBC Investor U.S. Treasury Money Market Fund Risk/Return Summary and Fund Expenses

HSBC Investor U.S. Treasury Money Market Fund

Investment Objective	The investment objective of the HSBC Investor U.S. Treasury Money Market Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies	The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, will not enter into loans of its portfolio securities and will not invest in repurchase agreements.

Principal Investment Risks	Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

HSBC Investor U.S. Treasury Money Market Fund Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor U.S. Treasury Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, Class I and Class Y Shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class A Shares

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:	1Q 2007	+1.08%
Worst quarter:	4Q 2003	+0.05%

HSBC Investor U.S. Treasury Money Market Fund Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for each class of shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper U.S. Treasury Money Market Funds Average. The Lipper Average is an average of funds that invest principally in U.S. Treasury obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual
Total Returns (for
the periods ended
December 31, 2007)

	Inception Date	1 Year	5 Years	Since Inception

Class A	May 24, 2001	3.96%	2.18%	1.98%
Class B (with applicable CDSC)	August 13, 2004	-0.66%	N/A	2.20%
Class C (with applicable CDSC)*	N/A	N/A	N/A	N/A
Class D	May 14, 2001	4.12%	2.33%	2.14%
Class I	Dec. 30, 2003	4.51%	N/A	2.92	%**
Class Y	May 11, 2001	4.37%	2.59%	2.40%
Lipper U.S. Treasury Money Market Funds Average	—	4.09%	2.31%	2.14	%***

As of December 31, 2007 the 7-day yields of the Fund’s Class A, B, D, I, and Y Shares were 2.37%, 1.77%, 2.55%, 2.93% and 2.81%, respectively. For current yield information on the Fund, call 1-800-782-8183.

*	Average annual return and 7-day yield information is not provided because there were no Class C shareholders as of December 31, 2007.

**	Class I was operational only during a portion of the period since inception. The since inception return performance is for the period of time the class had operations.

***	Since May 31, 2001.

HSBC Investor U.S. Treasury Money Market Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the U.S. Treasury Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Fees (fees paid directly from your investment)	A Shares	B Shares	C Shares	D Shares	I Shares	Y Shares

Maximum sales charge (load) on purchase (as a percentage of offering price)	None	None	None	None	None	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None	4.00%	1.00%	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	A Shares		B Shares	C Shares	D Shares		I Shares		Y Shares

Advisory Services	0.10%		0.10%	0.10%	0.10%		0.10%		0.10%
Operational Support	0.10%		0.10%	0.10%	0.10%		None		0.10%
Total Management Fees	0.20%		0.20%	0.20%	0.20%		0.10%		0.20%

Distribution (12b-1) fee	0.00	%(1)	0.75%	0.75%	0.00	%(1)	None		None

Shareholder servicing fee	0.40	%(2)	0.25%	0.25%	0.25%		None		None
Other operating expenses	0.12%		0.12%	0.12%	0.12%		0.12%		0.12%
Total other expenses	0.52%		0.37%	0.37%	0.37%		0.12%		0.12%

Total Fund operating expenses	0.72%		1.32%	1.32%	0.57%		0.22%		0.32%

Fee waiver and/or expense reimbursement	0.00%		0.00%	0.00%	0.00%		0.02	%(3)	0.00%

Net Fund operating expenses	0.72%		1.32%	1.32%	0.57%		0.20%		0.32%

(1)

There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.

(2)	The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

(3)

The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Class I Shares of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.20%. The expense limitation is contractual and shall be in effect until March 1, 2009.

The Fund offers six different types of shares. See “Purchases and Adding Your Shares.”

The SAI contains a more detailed discussion of the different classes of shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor U.S. Treasury Money Market Fund Risk/Return Summary and Fund Expenses

The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example*

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$74	$230	$401	$894

Class B Shares
Assuming
Redemption	$534	$618	$723	$1,274
Assuming no
Redemption	$134	$418	$723	$1,274

Class C Shares
Assuming
Redemption	$234	$418	$723	$1,590
Assuming no
Redemption	$134	$418	$723	$1,590

Class D Shares	$58	$183	$318	$714

Class I Shares	$20	$69	$122	$278

Class Y Shares	$33	$103	$180	$406

*	For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

Investment Objectives, Strategies and Risks

HSBC Investor California Tax-Free Money Market Fund

Ticker	Class A: HCAXX	Class B: HCBXX	Class C: HCCXX

Symbols:	Class D: HCDXX	Class Y: HCYXX

Investment Objective, Policies and Strategy

The investment objective of the California Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.

The Fund seeks to achieve this investment objective by investing the assets of the Fund primarily in a portfolio of short-term, high quality, tax-exempt money market fund instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund will primarily invest in municipal bonds, municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) and commercial paper (including variable amount master demand notes and asset-backed commercial paper) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and in participation interests issued by banks, insurance companies or other financial institutions with respect to these types of obligations.

Consistent with its investment objectives, the Fund:

•

will invest at least 80% of the net assets of the Fund in obligations of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and California personal income taxes (however, market conditions may from time to time limit the availability of these obligations).

•

may invest up to 20% of its net assets in obligations the interest income on which is subject to federal and California State personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax.

•

may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks), but only if such securities are of comparable quality and credit risk as the municipal obligations described above.

•

may invest up to 20% of its assets in participation interests issued by banks in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund.

•

may acquire stand-by commitments from banks with respect to municipal obligations purchased on behalf of the Fund. The Fund intends to acquire the stand-by commitments to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

•	may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income.

Investment Objectives, Strategies and Risks

HSBC Investor Prime Money Market Fund

Ticker	Class A: REAXX	Class B: HSMXX	Class C: HMMXX

Symbols:	Class D: HIMXX	Class I: HSIXX	Class Y: RMYXX

Investment Objective, Policies and Strategy

The investment objective of the Prime Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

The Fund seeks to achieve this investment objective by investing in a portfolio of the highest quality debt obligations with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. Highest quality instruments are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be equivalent quality by the Adviser. The Fund primarily invests in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations and U.S. government securities.

Consistent with its investment objective, the Fund:

•	will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends.

•	will invest to take advantage of temporary disparities in yields of different segments of the high-grade money market instruments or among particular instruments within the same segment of the market.

•	may invest in commercial paper of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

•

may invest without limit in the domestic banking industry when, in the opinion of the Fund’s investment adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry.

•	may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income.

Investment Objectives, Strategies and Risks

HSBC Investor New York Tax-Free Money Market Fund

Ticker	Class A: RNTXX	Class B: HNBXX	Class C: HNCXX

Symbols:	Class D: HNYXX	Class Y: RYYXX

Investment Objective, Policies and Strategy

The investment objective of the New York Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

The Fund seeks to achieve this investment objective by investing the assets of the Fund primarily in a portfolio of short-term, high quality, tax-exempt money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund will primarily invest in municipal bonds, municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) and high-quality commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and in participation interests issued by banks, insurance companies or other financial institutions with respect to these types of obligations.

Consistent with its investment objective, the Fund:

•

will invest at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from federal, New York State, and New York City personal income tax (however, market conditions may from time to time limit the availability of these obligations).

•

may invest up to 20% of its net assets in obligations the interest income on which is subject to federal, New York State and New York City personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax.

•

may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks), but only if such securities are of comparable quality and credit risk with the municipal obligations described above.

•

may invest more than 25% of the Fund’s assets in participation interests issued by banks in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund.

•

may acquire stand-by commitments from banks with respect to municipal obligations purchased on behalf of the Fund. The Fund intends to acquire the stand-by commitments to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

•	may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income.

Investment Objectives, Strategies and Risks

HSBC Investor Tax-Free Money Market Fund

Ticker	Class A: HBAXX	Class B: HBBXX	Class C: HBCXX

Symbols:	Class D: HBDXX	Class I: HCIXX	Class Y: HBYXX

Investment Objective, Policies and Strategy

The investment objective of the Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital.

The Fund seeks to achieve its investment objective by investing the assets of the Fund in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. Under normal market conditions, the Fund will generally invest in short-term municipal obligations. The Fund’s investments may include variable securities, which have variable interest rates or other features that give them the financial characteristics of short-term debt. The Fund will invest at least 80% of its net assets in investments, the income from which is exempt from regular federal income tax.

Consistent with its investment objective, the Fund:

•	will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends.

•	will invest to take advantage of temporary disparities in yields of different segments of the high-grade money market instruments or among particular instruments within the same segment of the market.

•

may invest up to 20% of its net assets in obligations the interest income on which is subject to federal personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax.

•	may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income.

Investment Objectives, Strategies and Risks

HSBC Investor U.S. Government Money Market Fund

Ticker	Class A: FTRXX	Class B: HUBXX	Class C: HUMXX

Symbols:	Class D: HGDXX	Class I: HGIXX	Class Y: RGYXX

Investment Objective, Policies and Strategy

The investment objective of the U.S. Government Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

The Fund seeks to achieve this investment objective by investing at least 80% of its net assets of the Fund in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations.

Consistent with its investment objective, the Fund:

•	will invest in issues of the U.S. Treasury, such as bills, notes and bonds.

•	will invest in issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress, including obligations:

	•	supported by the “full faith and credit’’ of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States);

	•	supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or

	•	supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank).

•	may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income.

Investment Objectives, Strategies and Risks

HSBC Investor U.S. Treasury Money Market Fund

Ticker	Class A: HWAXX	Class B: HTBXX	Class C: HUCXX

Symbols:	Class D: HTDXX	Class I: HBIXX	Class Y: HTYXX

Investment Objective, Policies and Strategy

The investment objective of the U.S. Treasury Money Market Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

The Fund invests exclusively in direct obligations of the United States Treasury which have maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. The United States Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund:

•	will invest exclusively in obligations of the U.S. Treasury.

•	will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

•	will not enter into loans of its portfolio securities.

•	will not invest in repurchase agreements.

Investment Objectives, Strategies and Risks

General Risk Factors: All Money Market Funds

The Funds expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds’ performance per share will change daily based on many factors, including the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions and general market conditions. The Funds also face interest rate risk that could change the value of your investment. The Funds may invest in short-term securities that, when interest rates decline, affect the Funds’ yields as these securities mature or are sold and the Funds purchase new short-term securities with lower yields. Generally, when interest rates increase, the value of debt instruments that the Funds may own will decrease in value.

An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC Bank or any other bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

As a money market fund, each Fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940. This Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Under Rule 2a-7, each Fund’s investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund’s portfolio, which may give rise to taxable gains and reduce investment returns.

The Funds (except the U.S. Treasury Money Market Fund) may be subject to credit risks. The Funds could lose money if the issuer of a security owned by the Fund is unable to meet its financial obligations.

Except for the U.S. Treasury Money Market Fund, in order to generate additional income, the Funds may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts or Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury. This risk does not apply to the U.S. Treasury Money Market Fund which invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Investment Objectives, Strategies and Risks

Specific Risk Factors: Prime Money Market Fund

The Prime Money Market Fund may invest in U.S. dollar-denominated foreign securities. Foreign investments subject a Fund to investment risks different from those associated with domestic investments. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment, withholding taxes, or a lack of adequate company information or government regulation.

Specific Risk Factors: New York Tax-Free Money Market Fund

Because this Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund’s assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York municipal obligations have experienced periods of financial difficulty. Because a significant share of New York State’s economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York State. To the extent that New York City and other New York localities require the State’s assistance, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment. A more detailed discussion of the risks of investing in New York is included in the SAI.

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

Specific Risk Factors: California Tax-Free Money Market Fund

Because the Fund will concentrate its investments in California, investment in the Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Specifically, the Fund can be affected by political and economic developments within the State of California, and by the financial condition of the state, its public authorities and political subdivisions. These factors, among others, could reduce the credit standing of certain issuers of California municipal obligations. A more detailed discussion of the risks of investing in California is included in the SAI.

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

Investment Objectives, Strategies and Risks

While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

Specific Risk Factors: California Tax-Free Money Market Fund, Prime Money Market Fund, New York Tax-Free Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund

In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33 1/3% of Fund assets to qualified broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Specific Risk Factors: Repurchase Agreements (All Funds except U.S. Treasury Money Market Fund)

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

Investment Objectives, Strategies and Risks

The Investment Adviser

HSBC Global Asset Management (USA) Inc. (the “Adviser’’), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract with the HSBC Investor Funds (the “Trust’’).The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively “HSBC’’). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2007, the Adviser managed approximately $23 billion in assets in the HSBC Investor Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs pursuant to an Investment Advisory Agreement. The Adviser also provides operational support services to the Funds pursuant to an Operational Support Services Agreement, but these fees are not charged to Class I Shares.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. None of the Funds currently utilize any sub-advisers.

For advisory and operational support services, during the last fiscal year the Funds paid fees (net of fee waivers) as follows:

Percentage of average net assets for Fiscal Year Ended 10/31/07

California Tax-Free Money Market Fund	0.05%
Prime Money Market Fund	0.16%
New York Tax-Free Money Market Fund	0.15%
Tax-Free Money Market Fund	0.00%
U.S. Government Money Market Fund	0.19%
U.S. Treasury Money Market Fund	0.19%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreements of the Funds is available in the April 30, 2008 semi-annual report.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator’’), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc. (“Citi’’), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator’’). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (“Foreside’’) serves as the distributor (the “Distributor’’) of each Fund’s shares. Foreside may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Investment Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares Outstanding

Money Market Funds

The net asset value per share (NAV) of the Funds is determined daily on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’).The NAV is determined at 5:00 p.m. Eastern Time for the HSBC Investor Prime Money Market Fund, at 3:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund and the HSBC Investor U.S. Treasury Money Market Fund, and at 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund.

The Funds value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Shares of any Fund purchased on a Money Market Business Day prior to determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for any Fund effected on a Money Market Business Day after the NAV determination for that Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund, as noted in the section on “Distribution Arrangements/Sales Charges.’’

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

The Funds offer the six classes of shares described below, except that the California Tax-Free Money Market Fund and New York Tax Free Money Market Fund do not offer Class I Shares.

CLASS A SHARES and CLASS Y SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis with no sales charge on purchases. Class Y Shares are subject to investment minimums as set forth below in this section.

CLASS B SHARES are not offered for sale, but are offered as an exchange option for Class B Shareholders of the Trust’s other investment portfolios. See “Exchanging Your Shares.’’

CLASS C SHARES are primarily offered as an exchange option, see “Exchanging Your Shares,’’ but are also available for purchase by customers of HSBC Bank sweep programs.

CLASS D SHARES are similar to Class A Shares, except that Class D Shares are offered to clients of the Adviser’s affiliates and certain retirement plans and are subject to lower operating expenses.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, and are subject to investment minimums as set forth below in this section as well as to other investors who meet the investment minimums as set forth below.

Shareholder Information

Purchasing and Adding to Your Shares
continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.

Investment minimums for any class may be waived, at the discretion of the Investment Adviser, for investments in the Fund by clients of the Adviser and its affiliates.

Class A and Class D Shares*	Minimum Initial Investment	Minimum Subsequent

Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	N/A

*	Omnibus accounts are eligible to meet the Class A and Class D Shares minimums at the omnibus account level.

**	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

Shareholder Information

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Investor Funds’’ and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement.

Or, if unavailable,

2.	Include the following information in writing:

•	Fund name

•	Share class

•	Amount invested

•	Account name

•	Account number

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

3.	Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Shareholder Information

Purchasing and Adding to Your Shares
continued

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183.Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account: Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■	Your bank name, address and account number

■	The amount you wish to invest automatically (minimum $25)

■	How often you want to invest (every month, 4 times a year, twice a year or once a year)

■	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

Shareholder Information

Purchasing and Adding to Your Shares
continued

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the HSBC Investor Funds discourage market timing and other excessive trading practices. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of fund shares held by longer-term shareholders.

To deter market timing, certain HSBC Investor Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the Funds covered in this prospectus. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans.

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The HSBC Investor Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the HSBC Investor Funds cannot guarantee that it will succeed in doing so. Although the HSBC Investor Funds attempt to collect redemption fees uniformly, certain omnibus accounts or retirement plans that trade through financial intermediaries may be unable or unwilling to collect the redemption fee from their underlying accounts. Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon each Fund’s request, information regarding their customers and their customer’s transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in format that can be quickly analyzed or evaluated by the Funds. The HSBC Investor Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of fund shareholders, or to comply with state or Federal legal requirements.

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is accepted in proper form by the Fund, its transfer agent, or your investment representative.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges’’ and “Exchanging Your Shares’’ for details.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions’’)

By mail or overnight service

(See “Selling Your Shares—Redemptions in Writing Required’’)

1.	Write a letter of instruction indicating:

•	your Fund and account number

•	amount you wish to redeem

•	address where your check should be sent

•	account owner signature

2.	Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your account application. Call 1-800-782-8183 to request a wire transfer. If you call by the cut-off time for redemptions (5:00 p.m. Eastern Time for the HSBC Investor Prime Money Market Fund, 3:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund and the HSBC Investor U.S. Treasury Money Market Fund, and 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it will be wired on the following business day.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Your bank may charge for this service.

Shareholder Information

Selling Your Shares continued

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50.To activate this feature:

•	Make sure you’ve checked the appropriate box on the Account Application, or call 1-800-782-8183.

•	Include a voided personal check.

•	Your account must have a value of $10,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Check Redemption Service

You may write checks in amounts of $250 or more on your account in the Money Market Funds. To obtain checks, complete the signature card section of the Account Application or contact the Funds to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-day’s written notice. You may not close your Money Market Fund account by writing a check.

Redemptions In Writing Required

You must request redemption in writing in the following situations:

1.	Redemptions from Individual Retirement Accounts (“IRAs’’).

2.	Redemption requests which include any of the following, require a signature guarantee:

	•	Your account address has changed within the last 15 business days;

	•	The check is not being mailed to the address on your account;

	•	The check is not being made payable to the owner of the account;

	•	The redemption proceeds are being transferred to another Fund account with a different registration; or

	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Funds’ transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption

Shareholder Information

Selling Your Shares continued

price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class I Shares	Class Y Shares

Sales Charge (Load)	No front-end sales charge.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.

Distribution (12b-1) and Service Fees	Subject to annual combined distribution and shareholder servicing fees of up to 0.60% of the Fund’s total assets.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets attributable to Class B Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets.	Subject to combined annual distribution and shareholder servicing fees of up to 0.25% of the Fund’s total assets.	No distribution or service fees.	No distribution or service fees.

Fund Expenses	Lower annual expenses than Class B or C Shares.	Higher annual expenses than Class A, D, I or Y Shares.	Higher annual expenses than Class A, D, I, or Y Shares.	Lower annual expenses than Class A, B or C Shares.	Lower annual expenses than Class A, B, C, D, or Y Shares.	Lower annual expenses than Class A, B, C, or D Shares.

Distribution (12b-1) and Shareholder Service Fees

The Funds have adopted Distribution (“12b-1’’) plans for Class A, Class B, Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges.

•	The 12b-1 fees vary by share class as follows:

	•	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.

•

Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares, Class D Shares, and Class Y Shares.

	•	Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.

	•	Class I Shares and Class Y Shares do not pay a 12b-1 fee.

•

The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an “up-front’’ sales charge. In particular, these fees help to defray the Distributor’s costs of advancing brokerage commissions to investment representatives.

Shareholder Information

Distribution Arrangements/Sales Charges continued

•	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25%.

•	The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.60% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.25% for Class D Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class B Shares

Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If you exchange shares of other HSBC Investor Funds for shares of the Funds and wish to sell your shares, Class B Shares may be subject to a contingent deferred sales charge (“CDSC’’) when redeemed. See “Exchanging Your Shares.’’ Specifically, Class B Shares will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Funds’ assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A Shares, Class D Shares, Class I Shares, and Class Y Shares.

Conversion Feature—Class B Shares

•

Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

•

After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•

If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) you receive will equal the dollar value of the Class B shares converted.

Shareholder Information

Distribution Arrangements/Sales Charges continued

Class C Shares

Class C Shares of the Money Market Funds are available for purchase by customers of HSBC Bank sweep programs.

Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If you purchase Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

Unlike Class B Shares, Class C Shares have no conversion feature.

Waiver of CDSC—Class B Shares and Class C Shares

The following qualify for waivers of contingent deferred sales charges (CDSC):

•	Distributions following the death or disability of a shareholder.

•	Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70½

•	Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Because the Funds maintain a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares.

Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

Class A Shares of the HSBC Investor Funds may be exchanged for Class D Shares of the Money Market Funds only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Money Market Funds in exchange for your Class A Shares of the HSBC Investor Funds.

Shareholder Information

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or Account Officer at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue—2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of Shareholder documents, please call 1-888-525-5757.

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class I Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Funds’ SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

•	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

•

A Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

•

Dividends on all Funds are paid monthly. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

•	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

•	Dividends from the Funds are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

•

Dividends attributable to interest income are generally taxable as ordinary income. However, distributions of tax-exempt interest income earned by the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund are expected to be exempt from the regular federal income and New York or California state tax, as applicable.

•

A portion of such tax-exempt interest distributions may be treated as a tax-preference item (or be included in a corporation’s adjusted current earnings) for purposes of the federal and/or state alternative minimum tax. The federal alternative minimum tax is a different method of determining income tax to ensure that taxpayers, who under the ordinary method of computing federal income tax would be entitled to large deductions, pay at least a minimum amount of tax. If a taxpayer’s alternative minimum tax exceeds the taxpayer’s ordinary tax liability, the excess amount of alternative minimum tax must be paid in addition to the taxpayer’s ordinary tax liability. Certain items, called tax-preference items, which are tax-exempt for purposes of computing ordinary federal income tax liability are taxable for alternative minimum tax purposes.

Shareholder Information

Dividends, Distributions and Taxes
continued

•

If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

•	Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•

You will be notified before February 1 of each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•	Foreign shareholders are generally subject to special withholding requirements.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

•	There is a penalty on certain pre-retirement distributions from retirement accounts.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

HSBC Investor California Tax-Free Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends

	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income		Total Dividends		Net Asset Value, End of Period

CLASS A SHARES
Period Ended October 31, 2007 (d)	$1.00	0.00	*	0.00	*	(0.00)	*	(0.00)	*	$1.00

CLASS C SHARES
Period Ended October 31, 2007 (e)	$1.00	0.01		0.01		(0.01)		(0.01)		$1.00

CLASS D SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)		(0.01)		$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)		(0.01)		1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)		(0.02)		1.00
Year Ended October 31, 2006	1.00	0.03		0.03		(0.03)		(0.03)		1.00
Year Ended October 31, 2007	1.00	0.03		0.03		(0.03)		(0.03)		1.00

CLASS Y SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)		(0.01)		$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)		(0.01)		1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)		(0.02)		1.00
Year Ended October 31, 2006	1.00	0.03		0.03		(0.03)		(0.03)		1.00
Year Ended October 31, 2007	1.00	0.03		0.03		(0.03)		(0.03)		1.00

			Ratios/Supplementary Data

	Total Return(a)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets(b)		Ratio of Expenses to Average Net Assets(b)(c)

CLASS A SHARES
Period Ended October 31, 2007 (d)	0.00%		$—	0.72%		2.71%		0.87%

CLASS C SHARES
Period Ended October 31, 2007 (e)	1.08%		$1,018	1.22%		2.41%		1.37%

CLASS D SHARES
Year Ended October 31, 2003	0.59%		$83,650	0.51%		0.60%		0.71%
Year Ended October 31, 2004	0.58%		122,260	0.52%		0.59%		0.71%
Year Ended October 31, 2005	1.64	%(f)	132,649	0.50	%(f)	1.64	%(f)	0.65%
Year Ended October 31, 2006	2.73%		86,686	0.57%		2.66%		0.72%
Year Ended October 31, 2007	3.09	%(g)	90,843	0.50	%(g)	3.08	%(g)	0.66%

CLASS Y SHARES
Year Ended October 31, 2003	0.84%		$4,747	0.27%		0.78%		0.47%
Year Ended October 31, 2004	0.83%		2,013	0.27%		0.82%		0.46%
Year Ended October 31, 2005	1.89	%(f)	43,722	0.25	%(f)	2.04	%(f)	0.40%
Year Ended October 31, 2006	2.98%		43,114	0.31%		2.95%		0.46%
Year Ended October 31, 2007	3.35	%(g)	32,205	0.24	%(g)	3.32	%(g)	0.40%

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year. Total returns do not include redemption charges.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d)

Class A Shares commenced operations on March 2, 2007 and was operational during a portion of the period only. Amounts reflect performance for the period of time the class had operations, which was 3 days during the period.

(e)	Class C Shares commenced operations on May 7, 2007.

(f)

During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. There was no rounded impact to the net expense ratio, net income ratio or total return for Class D Shares and Class Y Shares.

(g)

During the year ended October 31, 2007, HSBC reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio and the total return were 0.02% and 0.01% for Class D Shares and Class Y Shares, respectively.

Financial Highlights

HSBC Investor Prime Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends

	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income	Total Dividends	Net Asset Value, End of Period

CLASS A SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	1.00

CLASS B SHARES
Year Ended October 31, 2003	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2004	1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.04		0.04		(0.04)	(0.04)	1.00

CLASS C SHARES
Year Ended October 31, 2003	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2004	1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.04		0.04		(0.04)	(0.04)	1.00

CLASS D SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	1.00

CLASS I SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2005	1.00	0.03		0.03		(0.03)	(0.03)	1.00
Year Ended October 31, 2006	1.00	0.05		0.05		(0.05)	(0.05)	1.00
Year Ended October 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	1.00

CLASS Y SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2005	1.00	0.03		0.03		(0.03)	(0.03)	1.00
Year Ended October 31, 2006	1.00	0.05		0.05		(0.05)	(0.05)	1.00
Year Ended October 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	1.00

			Ratios/Supplementary Data

	Total Return(a)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets(b)

CLASS A SHARES
Year Ended October 31, 2003	0.70%		$326,320	0.71%		0.71%		0.71%
Year Ended October 31, 2004	0.57%		301,384	0.72%		0.56%		0.72%
Year Ended October 31, 2005	2.17%		243,772	0.73%		2.10%		0.73%
Year Ended October 31, 2006	4.24%		415,514	0.72%		4.20%		0.73%
Year Ended October 31, 2007	4.77	%(c)	471,148	0.67	%(c)	4.68	%(c)	0.70%

CLASS B SHARES
Year Ended October 31, 2003	0.29%		$299	1.12%		0.29%		1.31%
Year Ended October 31, 2004	0.23%		195	1.04%		0.23%		1.32%
Year Ended October 31, 2005	1.56%		88	1.33%		1.40%		1.33%
Year Ended October 31, 2006	3.61%		109	1.32%		3.60%		1.33%
Year Ended October 31, 2007	4.14	%(c)	204	1.27	%(c)	4.07	%(c)	1.30%

CLASS C SHARES
Year Ended October 31, 2003	0.30%		$153,124	1.10%		0.30%		1.31%
Year Ended October 31, 2004	0.23%		170,451	1.05%		0.23%		1.32%
Year Ended October 31, 2005	1.56%		195,246	1.33%		1.54%		1.33%
Year Ended October 31, 2006	3.61%		268,071	1.32%		3.59%		1.33%
Year Ended October 31, 2007	4.14	%(c)	317,217	1.27	%(c)	4.08	%(c)	1.30%

CLASS D SHARES
Year Ended October 31, 2003	0.85%		$825,998	0.56%		0.84%		0.56%
Year Ended October 31, 2004	0.72%		1,013,427	0.57%		0.72%		0.57%
Year Ended October 31, 2005	2.32%		1,351,695	0.58%		2.36%		0.58%
Year Ended October 31, 2006	4.39%		2,098,413	0.57%		4.38%		0.58%
Year Ended October 31, 2007	4.92	%(c)	3,710,803	0.52	%(c)	4.83	%(c)	0.55%

CLASS I SHARES
Year Ended October 31, 2003	1.22%		$3,116,473	0.20%		1.19%		0.21%
Year Ended October 31, 2004	1.09%		2,777,675	0.20%		1.07%		0.22%
Year Ended October 31, 2005	2.71%		1,476,725	0.20%		2.55%		0.23%
Year Ended October 31, 2006	4.79%		2,111,147	0.19%		4.70%		0.22%
Year Ended October 31, 2007	5.33	%(c)	1,870,485	0.14	%(c)	5.21	%(c)	0.21%

CLASS Y SHARES
Year Ended October 31, 2003	1.10%		$688,510	0.31%		1.10%		0.31%
Year Ended October 31, 2004	0.97%		512,287	0.32%		0.95%		0.32%
Year Ended October 31, 2005	2.58%		420,576	0.33%		2.49%		0.33%
Year Ended October 31, 2006	4.65%		530,780	0.32%		4.59%		0.33%
Year Ended October 31, 2007	5.19	%(c)	1,036,994	0.27	%(c)	5.08	%(c)	0.30%

*	Less than $0.005 per share.

(a)	Total returns do not include redemption charges.

(b)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(c)

During the year ended October 31, 2007, HSBC reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio and the total return were 0.02%, 0.02%, 0.02%, 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares and Class Y Shares, respectively.

Financial Highlights

HSBC Investor New York Tax-Free Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends

	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income	Total Dividends	Net Asset Value, End of Period

CLASS A SHARES
Year Ended October 31, 2003	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2004	1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	1.00
Year Ended October 31, 2005	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2006	1.00	0.03		0.03		(0.03)	(0.03)	1.00
Year Ended October 31, 2007	1.00	0.03		0.03		(0.03)	(0.03)	1.00

CLASS B SHARES
Year Ended October 31, 2003	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2004	1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	1.00
Year Ended October 31, 2005	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2006	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2007	1.00	0.02		0.02		(0.02)	(0.02)	1.00

CLASS C SHARES
Year Ended October 31, 2003	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2004 (f)	1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	1.00
Year Ended October 31, 2005 (g)	1.00	—		—		—	—	1.00
Year Ended October 31, 2006 (g)	1.00	—		—		—	—	1.00
Year Ended October 31, 2007 (g)	1.00	—		—		—	—	1.00

CLASS D SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.03		0.03		(0.03)	(0.03)	1.00
Year Ended October 31, 2007	1.00	0.03		0.03		(0.03)	(0.03)	1.00

CLASS Y SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.03		0.03		(0.03)	(0.03)	1.00
Year Ended October 31, 2007	1.00	0.03		0.03		(0.03)	(0.03)	1.00

			Ratios/Supplementary Data

	Total Return(a)		Net Assets at End of Period (000’s)		Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets(b)		Ratio of Expenses to Average Net Assets(b)(c)

CLASS A SHARES
Year Ended October 31, 2003	0.46%		$150,169		0.70%		0.46%		0.70%
Year Ended October 31, 2004	0.40%		217,659		0.70%		0.42%		0.70%
Year Ended October 31, 2005	1.46	%(d)	128,218		0.70	%(d)	1.38	%(d)	0.71%
Year Ended October 31, 2006	2.63%		153,523		0.70%		2.61%		0.70%
Year Ended October 31, 2007	3.00	%(e)	120,841		0.65	%(e)	2.98	%(e)	0.67%

CLASS B SHARES
Year Ended October 31, 2003	0.27%		$17		0.89%		0.27%		1.28%
Year Ended October 31, 2004	0.26%		683		0.96%		0.26%		1.31%
Year Ended October 31, 2005	0.85	%(d)	228		1.29	%(d)	0.77	%(d)	1.31%
Year Ended October 31, 2006	2.01%		55		1.30%		1.88%		1.30%
Year Ended October 31, 2007	2.39	%(e)	34		1.25	%(e)	2.38	%(e)	1.27%

CLASS C SHARES
Year Ended October 31, 2003	0.06%		$24		0.71%		0.26%		1.30%
Year Ended October 31, 2004 (f)	0.06%		0	**	0.78%		0.26%		1.29%
Year Ended October 31, 2005 (g)	—		0	**	—		—		—
Year Ended October 31, 2006 (g)	—		0	**	—		—		—
Year Ended October 31, 2007 (g)	—		0	**	—		—		—

CLASS D SHARES
Year Ended October 31, 2003	0.61%		$201,277		0.55%		0.61%		0.55%
Year Ended October 31, 2004	0.56%		171,151		0.55%		0.54%		0.55%
Year Ended October 31, 2005	1.61	%(d)	189,538		0.55	%(d)	1.61	%(d)	0.56%
Year Ended October 31, 2006	2.78%		352,630		0.55%		2.78%		0.55%
Year Ended October 31, 2007	3.16	%(e)	531,864		0.50	%(e)	3.14	%(e)	0.52%

CLASS Y SHARES
Year Ended October 31, 2003	0.86%		$167,776		0.30%		0.86%		0.30%
Year Ended October 31, 2004	0.81%		98,260		0.30%		0.79%		0.30%
Year Ended October 31, 2005	1.86	%(d)	280,683		0.30	%(d)	1.89	%(d)	0.31%
Year Ended October 31, 2006	3.04%		263,187		0.30%		2.99%		0.30%
Year Ended October 31, 2007	3.42	%(e)	339,665		0.25	%(e)	3.39	%(e)	0.27%

*	Less than $0.005 per share.

**	Less than $500.

(a)	Not annualized for periods less than one year. Total returns do not include redemption charges.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d)

During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio and total return were 0.01%, 0.01%, 0.01% and 0.01% for Class A Shares, Class B Shares, Class D Shares and Class Y Shares, respectively.

(e)

During the year ended October 31, 2007, HSBC reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio and the total return were 0.02%, 0.02%, 0.02%, and 0.02% for Class A Shares, Class B Shares, Class D Shares, and Class Y Shares, respectively.

(f)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 81 days during the period.

(g)	During the year ended, Class C Shares had no operations. Net assets at the end of the period represent seed money.

Financial Highlights

HSBC Investor Tax-Free Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Dividends

		Net Investment Income		Total from Investment Activities		Net Investment Income	Total Dividends	Net Asset Value, End of Period

CLASS A SHARES
Period Ended October 31, 2004 (d)	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2005 (e)	1.00	—		—		—	—	1.00
Year Ended October 31, 2006 (f)	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2007 (g)	1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	1.00

CLASS C SHARES
Period Ended October 31, 2007 (h)	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00

CLASS D SHARES
Year Ended October 31, 2004 (i)	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.03		0.03		(0.03)	(0.03)	1.00
Year Ended October 31, 2007	1.00	0.03		0.03		(0.03)	(0.03)	1.00

CLASS I SHARES
Period Ended October 31, 2004 (d)	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2005 (j)	1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	1.00
Year Ended October 31, 2006 (k)	1.00	—		—		—	—	1.00
Year Ended October 31, 2007 (k)	1.00	—		—		—	—	1.00

CLASS Y SHARES
Year Ended October 31, 2004 (i)	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.03		0.03		(0.03)	(0.03)	1.00
Year Ended October 31, 2007	1.00	0.03		0.03		(0.03)	(0.03)	1.00

		Ratios/Supplementary Data

	Total Return(a)	Net Assets at End of Period (000’s)		Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets(b)(c)

CLASS A SHARES
Period Ended October 31, 2004 (d)	0.00%	$0	**	0.44%	0.51%	2.12%
Year Ended October 31, 2005 (e)	—	0	**	—	—	—
Year Ended October 31, 2006 (f)	0.56%	1		1.06%	3.35%	1.49%
Year Ended October 31, 2007 (g)	0.18%	—		0.72%	2.96%	0.92%

CLASS C SHARES
Period Ended October 31, 2007 (h)	0.09%	$—		1.34%	2.24%	1.54%

CLASS D SHARES
Year Ended October 31, 2004 (i)	0.23%	$3,248		0.27%	1.34%	1.50%
Year Ended October 31, 2005	1.60%	11,892		0.57%	1.71%	1.11%
Year Ended October 31, 2006	2.77%	48,502		0.66%	2.76%	0.99%
Year Ended October 31, 2007	3.04%	40,184		0.63%	3.04%	0.83%

CLASS I SHARES
Period Ended October 31, 2004 (d)	0.12%	$0	**	0.00%	1.07%	1.80%
Year Ended October 31, 2005 (j)	0.15%	0	**	0.33%	2.11%	0.74%
Year Ended October 31, 2006 (k)	—	—		—	—	—
Year Ended October 31, 2007 (k)	—	—		—	—	—

CLASS Y SHARES
Year Ended October 31, 2004 (i)	0.50%	$15,544		0.03%	1.27%	1.48%
Year Ended October 31, 2005	1.86%	26,569		0.31%	1.86%	0.87%
Year Ended October 31, 2006	3.02%	12,424		0.39%	2.92%	0.77%
Year Ended October 31, 2007	3.30%	18,936		0.34%	3.31%	0.54%

*	Less than $0.005 per share.

**	Less than $500.

(a)	Not annualized for periods less than one year. Total returns do not include redemption charges.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d)

Class A Shares commenced operations on August 27, 2004 and was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 5 days during the period. Class I Shares commenced operations on June 25, 2004 and were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 40 days during the period.

(e)	During the period, Class A shares had no operations. Net Assets at the end of the year represent seed money.

(f)	Class A Shares was operational during a portion of the year only. Amounts reflect performance for the period of the time the class had operations, which was 78 days during the period.

(g)	Class A Shares was operational during a portion of the period only. Amounts reflect performance for the period of the time the class had operations, which was 24 days during the period.

(h)

Class C Shares commenced operations on July 30, 2007 and was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 15 days during the period.

(i)	Class D Shares commenced operations on August 24, 2004. Class Y Shares commenced operations on June 8, 2004.

(j)	Class I Shares were operational during a portion of the year only. Amounts reflect performance for the period of the time the class had operations, which was 27 days during the period.

(k)	During the period, Class I Shares had no operations.

Financial Highlights

HSBC Investor U.S. Government Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Dividends		Net Asset Value, End of Period

		Net Investment Income		Total from Investment Activities		Net Investment Income	Total Dividends

CLASS A SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	1.00

CLASS B SHARES
Year Ended October 31, 2003	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2004	1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	1.00

CLASS C SHARES
Period Ended October 31, 2007 (e)	$1.00	0.04		0.04		(0.04)	(0.04)	$1.00

CLASS D SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	1.00

CLASS I SHARES
Period Ended October 31, 2004 (f)	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2005 (g)	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2006 (h)	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2007 (i)	1.00	0.05		0.05		(0.05)	(0.05)	1.00

CLASS Y SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	1.00

			Ratios/Supplementary Data

	Total Return(a)		Net Assets at End of Period (000’s)		Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets(b)		Ratio of Expenses to Average Net Assets(b)(c)

CLASS A SHARES
Year Ended October 31, 2003	0.53%		$606,108		0.72%		0.54%		0.72%
Year Ended October 31, 2004	0.53%		640,096		0.73%		0.53%		0.73%
Year Ended October 31, 2005	2.09%		725,469		0.73%		2.08%		0.74%
Year Ended October 31, 2006	4.16%		1,287,045		0.72%		4.13%		0.73%
Year Ended October 31, 2007	4.63	%(d)	1,090,807		0.65	%(d)	4.56	%(d)	0.70%

CLASS B SHARES
Year Ended October 31, 2003	0.26%		$17		0.98%		0.26%		1.34%
Year Ended October 31, 2004	0.28%		17		0.98%		0.28%		1.34%
Year Ended October 31, 2005	1.72%		1		1.32%		1.10%		1.32%
Year Ended October 31, 2006	4.29%		1		1.31%		3.95%		1.32%
Year Ended October 31, 2007	4.76	%(d)	1		1.25	%(d)	4.01	%(d)	1.28%

CLASS C SHARES
Period Ended October 31, 2007 (e)	3.79	%(d)	$428		1.20	%(d)	3.78	%(d)	1.25%

CLASS D SHARES
Year Ended October 31, 2003	0.68%		$577,991		0.57%		0.66%		0.57%
Year Ended October 31, 2004	0.68%		517,500		0.58%		0.67%		0.58%
Year Ended October 31, 2005	2.24%		525,937		0.58%		2.21%		0.59%
Year Ended October 31, 2006	4.32%		967,456		0.57%		4.27%		0.58%
Year Ended October 31, 2007	4.79	%(d)	761,155		0.50	%(d)	4.66	%(d)	0.54%

CLASS I SHARES
Period Ended October 31, 2004 (f)	0.01%		$0	**	0.20%		0.93%		0.21%
Year Ended October 31, 2005 (g)	0.73%		0	**	0.20%		3.08%		0.24%
Year Ended October 31, 2006 (h)	1.80%		23,002		0.17%		5.08%		0.23%
Year Ended October 31, 2007 (i)	4.99	%(d)	949,095		0.15	%(d)	4.73	%(d)	0.17%

CLASS Y SHARES
Year Ended October 31, 2003	0.94%		$382,645		0.32%		0.93%		0.32%
Year Ended October 31, 2004	0.93%		337,343		0.32%		0.91%		0.32%
Year Ended October 31, 2005	2.50%		465,996		0.34%		2.49%		0.34%
Year Ended October 31, 2006	4.58%		517,089		0.32%		4.49%		0.33%
Year Ended October 31, 2007	5.05	%(d)	6,267,594		0.26	%(d)	4.78	%(d)	0.28%

*	Less than $0.005 per share.

**	Less than $500.

(a)	Not annualized for periods less than one year. Total returns do not include redemption charges.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d)

During the year ended October 31, 2007, HSBC reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio and the total return were 0.03%, 0.03%, 0.02%, 0.02%, 0.00% and 0.01% for Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares and Class Y Shares, respectively.

(e)

Class C Shares commenced operations on November 20, 2006 and were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 346 days during the period.

(f)

Class I Shares commenced operations on December 24, 2003 and was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 10 days during the period.

(g)	Class I Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 89 days during the period.

(h)	Class I Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 136 days during the period.

(i)	Class I Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 357 days during the period.

Financial Highlights

HSBC Investor U.S. Treasury Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period							Net Asset Value, End of Period
		Net Investment Income		Total from Investment Activities		Net Investment Income	Total Dividends

CLASS A SHARES
Year Ended October 31, 2003	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2004	1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.04		0.04		(0.04)	(0.04)	1.00

CLASS B SHARES
Period Ended October 31, 2004 (e)	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2005	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2006	1.00	0.03		0.03		(0.03)	(0.03)	1.00
Year Ended October 31, 2007	1.00	0.04		0.04		(0.04)	(0.04)	1.00

CLASS D SHARES
Year Ended October 31, 2003	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.04		0.04		(0.04)	(0.04)	1.00

CLASS I SHARES
Period Ended October 31, 2004 (f)	$1.00	0.00	*	0.00	*	(0.00)*	(0.00)*	$1.00
Year Ended October 31, 2005 (g)	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	1.00

CLASS Y SHARES
Year Ended October 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00
Year Ended October 31, 2004	1.00	0.01		0.01		(0.01)	(0.01)	1.00
Year Ended October 31, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00
Year Ended October 31, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00
Year Ended October 31, 2007	1.00	0.05		0.05		(0.05)	(0.05)	1.00

			Ratios/Supplementary Data

	Total Return(a)		Net Assets at End of Period (000’s)		Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets(b)		Ratio of Expenses to Average Net Assets(b)(c)

CLASS A SHARES
Year Ended October 31, 2003	0.35%		$73,217		0.77%		0.38%		0.80%
Year Ended October 31, 2004	0.39%		85,882		0.71%		0.39%		0.76%
Year Ended October 31, 2005	1.89%		56,307		0.76%		1.84%		0.76%
Year Ended October 31, 2006	3.74%		67,861		0.74%		3.75%		0.77%
Year Ended October 31, 2007	4.19	%(d)	84,355		0.68	%(d)	4.09	%(d)	0.74%

CLASS B SHARES
Period Ended October 31, 2004 (e)	0.04%		$38		1.31%		0.18%		1.35%
Year Ended October 31, 2005	1.29%		39		1.36%		1.28%		1.36%
Year Ended October 31, 2006	3.12%		40		1.35%		3.09%		1.38%
Year Ended October 31, 2007	3.57	%(d)	41		1.28	%(d)	3.51	%(d)	1.35%

CLASS D SHARES
Year Ended October 31, 2003	0.50%		$147,547		0.62%		0.46%		0.66%
Year Ended October 31, 2004	0.54%		208,633		0.56%		0.54%		0.60%
Year Ended October 31, 2005	2.04%		293,480		0.62%		2.08%		0.62%
Year Ended October 31, 2006	3.90%		302,637		0.60%		3.85%		0.62%
Year Ended October 31, 2007	4.34	%(d)	297,120		0.53	%(d)	4.28	%(d)	0.59%

CLASS I SHARES
Period Ended October 31, 2004 (f)	0.02%		$0	**	0.17%		0.77%		0.23%
Year Ended October 31, 2005 (g)	2.02%		30,518		0.20%		2.62%		0.26%
Year Ended October 31, 2006	4.37%		6,521		0.19%		4.12%		0.27%
Year Ended October 31, 2007	4.74	%(d)	73,460		0.15	%(d)	4.38	%(d)	0.22%

CLASS Y SHARES
Year Ended October 31, 2003	0.75%		$31,199		0.36%		0.78%		0.39%
Year Ended October 31, 2004	0.79%		172,704		0.31%		0.82%		0.35%
Year Ended October 31, 2005	2.30%		47,804		0.36%		2.13%		0.36%
Year Ended October 31, 2006	4.16%		42,934		0.35%		4.07%		0.37%
Year Ended October 31, 2007	4.60	%(d)	41,256		0.27	%(d)	4.34	%(d)	0.32%

*	Less than $0.005 per share.

**	Less than $500.

(a)	Not annualized for periods less than one year. Total returns do not include redemption charges.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d)

During the year ended October 31, 2007, HSBC reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio and the total return were 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for Class A Shares, Class B Shares, Class D Shares, Class I Shares and Class Y Shares, respectively.

(e)	Class B Shares commenced operations on August 13, 2004.

(f)

Class I Shares commenced operations on December 30, 2003 and were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 13 days during the period.

(g)	Class I Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 280 days during the period.

Taxable Equivalent Yield Tables

TAXABLE EQUIVALENT YIELD TABLES

The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under (i) federal and New York State personal income tax laws, and (ii) federal, New York State and New York City personal income tax laws, in each case based upon the applicable 2008 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns. For cases in which two or more state (or city) brackets fall within a federal bracket, the highest state (or city) bracket is combined with the federal bracket. The combined income tax brackets shown reflect the fact that state and city income taxes are currently deductible as an itemized deduction for federal tax purposes (however, a taxpayer’s itemized deductions may be subject to an overall limitation, the effect of which has not been taken into account in preparing these tables).

FEDERAL AND NEW YORK STATE TAX TABLE

Taxable Income*						Combined Tax Bracket**	Tax Exempt Yield

Single Return			Joint Return				1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.50%	6.00%
							Equivalent Taxable Yield

$0	-$	8,000	$0	-$	16,000	13.60%	1.16%	1.74%	2.31%	2.89%	3.47%	4.05%	4.63%	5.21%	5.79%	6.37%	6.94%
$8,001	-$	8,025	$16,001	-$	16,050	14.05%	1.16%	1.75%	2.33%	2.91%	3.49%	4.07%	4.65%	5.24%	5.82%	6.40%	6.98%
$8,026	-$	11,000	$16,051	-$	22,000	18.83%	1.23%	1.85%	2.46%	3.08%	3.70%	4.31%	4.93%	5.54%	6.16%	6.78%	7.39%
$11,001	-$	13,000	$22,001	-$	26,000	19.46%	1.24%	1.86%	2.48%	3.10%	3.72%	4.35%	4.97%	5.59%	6.21%	6.83%	7.45%
$13,001	-$	20,000	$26,001	-$	40,000	20.02%	1.25%	1.88%	2.50%	3.13%	3.75%	4.38%	5.00%	5.63%	6.25%	6.88%	7.50%
$20,001	-$	32,550	$40,001	-$	65,100	20.82%	1.26%	1.89%	2.53%	3.16%	3.79%	4.42%	5.05%	5.68%	6.31%	6.95%	7.58%
$32,551	-$	78,850	$65,101	-$	131,450	30.14%	1.43%	2.15%	2.86%	3.58%	4.29%	5.01%	5.73%	6.44%	7.16%	7.87%	8.59%
$78,851	-$	164,550	$131,451	-$	200,300	32.93%	1.49%	2.24%	2.98%	3.73%	4.47%	5.22%	5.96%	6.71%	7.46%	8.20%	8.95%
$164,551	-$	357,700	$200,301	-$	357,700	37.50%	1.60%	2.40%	3.20%	4.01%	4.81%	5.61%	6.41%	7.21%	8.01%	8.81%	9.61%
$357,701	& over		$357,701	& over		39.45%	1.65%	2.48%	3.30%	2.48%	4.95%	5.78%	6.61%	7.43%	8.26%	9.08%	9.91%

*	Assumes NY tax brackets for 2008 unchanged from 2007.

**	Effective combined federal and state tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax and the regular New York State personal income tax or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal or New York State minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder’s taxable income for federal income tax purposes is the same as his or her taxable income for New York State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder’s effective marginal tax rate may differ from his or her tax bracket rate.

NEW YORK STATE AND NEW YORK CITY TAX TABLE

Taxable Income*						Combined Tax Bracket**	Tax Exempt Yield

Single Return			Joint Return				1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.50%	6.00%
							Equivalent Taxable Yield

$0	-$	8,000	$0	-$	16,000	16.22%	1.19%	1.79%	2.39%	2.98%	3.58%	4.18%	4.77%	5.37%	5.97%	6.56%	7.16%
$8,001	-$	8,025	$16,001	-$	16,050	16.67%	1.20%	1.80%	2.40%	3.00%	3.60%	4.20%	4.80%	5.40%	6.00%	6.60%	7.20%
$8,026	-$	11,000	$16,051	-$	21,600	21.30%	1.27%	1.91%	2.54%	3.18%	3.81%	4.45%	5.08%	5.72%	6.35%	6.99%	7.62%
$11,001	-$	12,000				21.93%	1.28%	1.92%	2.56%	3.20%	3.84%	4.48%	5.12%	5.76%	6.40%	7.05%	7.69%
			$21,601	-$	22,000	21.83%	1.28%	1.92%	2.56%	3.20%	3.84%	4.48%	5.12%	5.76%	6.40%	7.04%	7.68%
$12,001	-$	13,000	$22,001	-$	26,000	22.47%	1.29%	1.93%	2.58%	3.22%	3.87%	4.51%	5.16%	5.80%	6.45%	7.09%	7.74%
$13,001	-$	20,000	$26,001	-$	40,000	23.02%	1.30%	1.95%	2.60%	3.25%	3.90%	4.55%	5.20%	5.85%	6.50%	7.14%	7.79%
$20,001	-$	25,000	$40,001	-$	45,000	23.83%	1.31%	1.97%	2.63%	3.28%	3.94%	4.59%	5.25%	5.91%	6.56%	7.22%	7.88%
$25,001	-$	32,550	$45,001	-$	65,100	23.87%	1.31%	1.97%	2.63%	3.28%	3.94%	4.60%	5.25%	5.91%	6.57%	7.22%	7.88%
$32,551	-$	50,000	$65,101	-$	90,000	32.83%	1.49%	2.23%	2.98%	3.72%	4.47%	5.21%	5.96%	6.70%	7.44%	8.19%	8.93%
$50,000	-$	78,850	$90,001	-$	131,450	32.87%	1.49%	2.23%	2.98%	3.72%	4.47%	5.21%	5.96%	6.70%	7.45%	8.19%	8.94%
$78,851	-$	164,550	$131,451	-$	200,300	35.56%	1.55%	2.33%	3.10%	3.88%	4.66%	5.43%	6.21%	6.98%	7.76%	8.53%	9.31%
$16,4551	-$	357,700	$200,301	-$	357,701	40.03%	1.67%	2.50%	3.34%	4.17%	5.00%	5.84%	6.67%	7.50%	8.34%	9.17%	10.01%
$357,701	& over		$357,701	& over		41.82%	1.72%	2.58%	3.44%	4.30%	5.16%	6.02%	6.88%	7.74%	8.59%	9.45%	10.31%

*	Assumes NY state and NY city tax brackets for 2008 unchanged from 2007.

**	Effective combined federal, state and city tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax, the regular New York State personal income tax, and the regular New York City personal income tax or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal, state or city minimum taxes

Taxable Equivalent Yield Tables

applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder’s taxable income for federal income tax purposes is the same as his or her income for state and city tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder’s effective marginal tax rate may differ from his or her tax bracket rate.

While it is expected that most of the dividends paid to the shareholders of the New York Tax-Free Bond Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to such taxes.

TAXABLE EQUIVALENT YIELD TABLES

The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under federal and California State personal income tax laws based upon the applicable 2008 rates. The federal and California State table does not take into account the indexing of the California personal income tax brackets for 2008. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns.

FEDERAL AND CALIFORNIA STATE TABLE

Taxable Income*						Combined Tax Bracket	Tax-Exempt Yield

Single Return			Joint Return				1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.50%	6.00%
							Equivalent Taxable Yield

$0	-$	6,827	$0	-$	13,654	10.90%	1.12%	1.68%	2.24%	2.81%	3.37%	3.93%	4.49%	5.05%	5.61%	6.17%	6.73%
$6,828	-$	8,025	$13,655	-$	16,050	11.80%	1.13%	1.70%	2.27%	2.83%	3.40%	3.97%	4.54%	5.10%	5.67%	6.24%	6.80%
$8,026	-$	16,185	$16,051	-$	32,370	16.70%	1.20%	1.80%	2.4%	3.00%	3.60%	4.20%	4.80%	5.40%	6.00%	6.60%	7.20%
$16,186	-$	25,544	$32,371	-$	51,088	18.4%	1.23%	1.84%	2.45%	3.06%	3.68%	4.29%	4.90%	5.51%	6.13%	6.74%	7.35%
$25,545	-$	32,550	$51,089	-$	65,100	20.10%	1.25%	1.88%	2.50%	3.13%	3.75%	4.38%	5.01%	5.63%	6.26%	6.88%	7.51%
$32,551	-$	35,460	$65,101	-$	70,920	29.50%	1.42%	2.13%	2.84%	3.55%	4.26%	4.96%	5.67%	6.38%	7.09%	7.80%	8.51%
$35,461	-$	44,814	$70,921	-$	89,628	31.00%	1.45%	2.17%	2.90%	3.62%	4.35%	5.07%	5.80%	6.52%	7.25%	7.97%	8.70%
$44,815	-$	78,850	$89,629	-$	131,450	31.98%	1.47%	2.21%	2.94%	3.68%	4.41%	5.15%	5.88%	6.62%	7.35%	8.09%	8.82%
$78,851	-$	164,550	$131,451	-$	200,300	34.70%	1.53%	2.30%	3.06%	3.83%	4.59%	5.36%	6.13%	6.89%	7.66%	8.42%	9.19%
$164,551	-$	357,700	$200,301	-$	357,700	39.23%	1.65%	2.47%	3.29%	4.11%	4.94%	5.76%	6.58%	7.40%	8.23%	9.05%	9.87%
$357,701	& over		$357,701	& over		41.05%	1.70%	2.54%	3.39%	4.24%	5.09%	5.94%	6.79%	7.63%	8.48%	9.33%	10.18%

*	Assumes CA tax brackets for 2008 unchanged from 2007, CA tax brackets for 2008 will be indexed for inflation and will not be available until June 2008.

**	Effective combined federal and state tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax and the regular California State personal income tax. Also, it is assumed that: (i) there are no federal or California State minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder’s taxable income for federal income tax purposes is the same as his or her taxable income for California State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder’s effective marginal tax rate may differ from his or her tax bracket rate.

Taxable Equivalent Yield Tables

FEDERAL TABLE

Taxable Income*
		Income	Tax Exempt Yield
Single	Joint	Tax
Return	Return	Bracket**	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.50%	6.00%

$0-$8,025	$0-$16,050
$8,026-$32,550	$16,051-$65,100
$32,551-$78,850	$65,101-$131,450	NO CHANGE TO FEDERAL INCOME TAX BRACKETS OR TAX-EQUIVALENT YIELDS
$78,851-$164,550	$131,451-$200,300
$164,551-$357,700	$200,301-$357,700
$357,701 & over	$357,701 & over

*	Net amount subject to federal income tax after deductions and exemptions.

**	Effective federal tax bracket.

This table does not take into account any taxes other than the regular federal income tax. Also, it is assumed that: (i) there are no federal minimum taxes applicable; and (ii) a shareholder has no net capital gain. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder’s effective marginal tax rate may differ from his or her tax bracket rate.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Investor Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or contact the funds at:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington D.C. You can get text-only copies:

•

For a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090 or 1-800-SEC-0330.

•	Free from the Commission’s Website at www.sec.gov.

Investment Company Act file no. 811-04782.

HSB-PU-MM 0608